SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of significant non-cash financing and investing transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Acquisition of Chesser	$ 45,548
Mineral properties, plant and equipment changes in closure and reclamation provision	(9,559)	$ 5,021
Stock options allocated to share capital upon exercise	96
Additions to right of use assets	48,805	2,774
Share units allocated to share capital upon settlement	$ 2,864	$ 2,525